NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2013
NET INCOME PER SHARE
NET INCOME PER SHARE

13.                               NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Years ended December 31,
	2011	2012	2013

Net income-basic (numerator):
Net income attributable to Xueda Education Group ordinary shareholders	4,790	1,965	16,151

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share-basic	137,745,176	131,316,004	131,681,540
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method	4,523,737	460,203	2,785,328
Weighted average ordinary shares outstanding used in computing diluted net income per share-diluted	142,268,913	131,776,207	134,466,868
Net income per ordinary share-basic	0.03	0.01	0.12
Net income per ordinary share-diluted	0.03	0.01	0.12

As of December 31, 2012 and 2013, 356,219 and 414,233 options, 1,248,944 and 105,533 nonvested shares were excluded in computation of diluted net income per share, respectively, because their effects were anti-dilutive. There were no anti-dilutive options and nonvested shares as of December 31, 2011.